Acquisitions (Consolidated Statements Of Operations Adjusted For Acquisition) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Sales of natural gas, propane, NGLs and condensate									$ 2,178.5	[1]	$ 1,975.1	[2]	$ 1,429.3	[3]
Transportation, processing and other									172.2	[1]	130.3	[2]	104.9	[3]
(Losses) gains from commodity derivative activity, net									7.7	[1]	3.0	[2]	(56.3)	[3]
Total operating revenues	555.3	593.6	575.6	633.9	578.4	447.1	438.1	644.8	2,358.4	[1]	2,108.4	[2]	1,477.9	[3]
Purchases of natural gas, propane and NGLs									1,933.0	[1]	1,783.1	[2]	1,248.3	[3]
Operating and maintenance expense									125.7	[1]	98.3	[2]	84.2	[3]
Depreciation and amortization expense									100.6	[1]	88.1	[2]	76.9	[3]
General and administrative expense									48.3	[1]	45.8	[2]	43.1	[3]
Gain on step acquisition											(9.1)
Other, net									(0.5)	[1]	(5.0)	[2]	0.5
Total operating costs and expenses									2,207.1	[1]	2,001.2	[2]	1,453.0	[3]
Operating income	13.5	70.2	60.3	7.3	19.4	19.6	22.8	45.4	151.3	[1]	107.2	[2]	24.9	[3]
Interest expense, net									(33.9)	[1]	(29.1)	[2]	(28.0)	[3]
Earnings from unconsolidated affiliates									22.7	[1]	23.8	[2]	18.5	[3]
Income before income taxes									140.1	[1]	101.9	[2]	15.4	[3]
Income tax (expense) benefit									(0.5)	[1],[4]	(1.5)	[2],[4]	(1.0)	[3],[4]
Net income	10.6	68.1	57.4	3.5	17.0	15.9	22.0	45.5	139.6	[1]	100.4	[2]	14.4	[3]
Net income attributable to noncontrolling interests	(6.0)	0.4	(9.7)	(3.5)	(4.8)	(3.3)	(1.0)	(0.1)	(18.8)	[1]	(9.2)	[2]	(8.3)	[3]
Net income attributable to partners	4.6	68.5	47.7		12.2	12.6	21.0	45.4	120.8	[1]	91.2	[2]	6.1	[3]
Dcp Midstream Partners Lp As Previously Reported [Member]
Sales of natural gas, propane, NGLs and condensate									1,413.3	[5]	1,162.7	[5]	913.0	[5]
Transportation, processing and other									163.2	[5]	115.3	[5]	95.2	[5]
(Losses) gains from commodity derivative activity, net									(6.7)	[5]	(8.5)	[5]	(65.8)	[5]
Total operating revenues									1,569.8	[5]	1,269.5	[5]	942.4	[5]
Purchases of natural gas, propane and NGLs									1,229.8	[5]	1,032.6	[5]	776.2	[5]
Operating and maintenance expense									105.4	[5]	79.8	[5]	69.7	[5]
Depreciation and amortization expense									81.0	[5]	73.7	[5]	64.9	[5]
General and administrative expense									37.3	[5]	33.7	[5]	32.3	[5]
Gain on step acquisition											(9.1)	[5]
Other, net									(0.5)	[5]	(4.0)	[5]
Total operating costs and expenses									1,453.0	[5]	1,206.7	[5]	943.1	[5]
Operating income									116.8	[5]	62.8	[5]	(0.7)	[5]
Interest expense, net									(33.9)	[5]	(29.1)	[5]	(28.0)	[5]
Earnings from unconsolidated affiliates									36.9	[5]	38.2	[5]	26.9	[5]
Income before income taxes									119.8	[5]	71.9	[5]	(1.8)	[5]
Income tax (expense) benefit									(0.6)	[5]	(0.3)	[5]	(0.6)	[5]
Net income									119.2	[5]	71.6	[5]	(2.4)	[5]
Net income attributable to noncontrolling interests									(18.8)	[5]	(9.2)	[5]	(8.3)	[5]
Net income attributable to partners									100.4	[5]	62.4	[5]	(10.7)	[5]
Consolidate Southeast Texas [Member]
Sales of natural gas, propane, NGLs and condensate									765.2	[6]	812.4	[6]	516.3	[6]
Transportation, processing and other									9.0	[6]	15.0	[6]	9.7	[6]
(Losses) gains from commodity derivative activity, net									14.4	[6]	11.5	[6]	9.5	[6]
Total operating revenues									788.6	[6]	838.9	[6]	535.5	[6]
Purchases of natural gas, propane and NGLs									703.2	[6]	750.5	[6]	472.1	[6]
Operating and maintenance expense									20.3	[6]	18.5	[6]	14.5	[6]
Depreciation and amortization expense									19.6	[6]	14.4	[6]	12.0	[6]
General and administrative expense									11.0	[6]	12.1	[6]	10.8	[6]
Other, net											(1.0)	[6]	0.5	[6]
Total operating costs and expenses									754.1	[6]	794.5	[6]	509.9	[6]
Operating income									34.5	[6]	44.4	[6]	25.6	[6]
Income before income taxes									34.5	[6]	44.4	[6]	25.6	[6]
Income tax (expense) benefit									0.1	[6]	(1.2)	[6]	(0.4)	[6]
Net income									34.6	[6]	43.2	[6]	25.2	[6]
Net income attributable to partners									34.6	[6]	43.2	[6]	25.2	[6]
Remove Southeast Texas Investment In Unconsolidated Affiliate [Member]
Earnings from unconsolidated affiliates									(14.2)	[7]	(14.4)	[7]	(8.4)	[7]
Income before income taxes									(14.2)	[7]	(14.4)	[7]	(8.4)	[7]
Net income									(14.2)	[7]	(14.4)	[7]	(8.4)	[7]
Net income attributable to partners									$ (14.2)	[7]	$ (14.4)	[7]	$ (8.4)	[7]

[1]	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information as of December 31, 2009 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[4]	Income tax expense relates primarily to the Texas margin tax and the Michigan business tax.
[5]	Amounts as previously reported with 33.33% of Southeast Texas' results presented as investments in unconsolidated affiliates.
[6]	Adjustments to present Southeast Texas on a consolidated basis at 100% ownership, including commodity derivatives.
[7]	Adjustments to remove Southeast Texas 33.33% investment in unconsolidated affiliates.